Leases - Schedule of Lease obligation adoption (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Lease liabilities, beginning of period	$ 2,463	$ 3,169
Additions	254
Interest expense on lease liabilities	153	207
Payment of lease liabilities	(928)	(913)
Balance, end of period	1,942	2,463
Current portion	926	775
Non-current portion	$ 1,016	$ 1,688